Segment Disclosure	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Disclosure

21. Segment Disclosure

ASML has one reportable segment, for the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography related systems. Its operating results are regularly reviewed by the CODM in order to make decisions about resource allocation and assess performance.

Management reporting includes net system sales figures of new and used systems and includes sales by technology.

Net system sales for new and used systems were as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

New systems	4,127,433	3,890,154	3,620,260
Used systems	115,357	102,975	181,372

Net system sales	4,242,790	3,993,129	3,801,632

Net system sales per technology were as follows:

Year ended December 31 (in thousands)	Net system sales in units	Net system sales in EUR

2014
EUV	5	299,845
ArFi	76	3,477,718
ArF dry	3	32,611
KrF	38	381,436
I-line	14	51,180

Total	136	4,242,790

2013
EUV	1	60,100
ArFi	77	3,120,719
ArF dry	2	38,019
KrF	64	720,053
I-line	13	54,238

Total	157	3,993,129

2012
EUV	1	43,700
ArFi	72	2,715,221
ArF dry	4	81,428
KrF	78	908,244
I-line	15	53,039

Total	170	3,801,632

The increase in net system sales of EUR 249.7 million, or 6.3 percent, to EUR 4,242.8 million in 2014 from EUR 3,993.1 million in 2013 (2012: EUR 3,801.6 million) was mainly caused by higher NXE:3300B system sales.

For geographical reporting, net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located.

Net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31 (in thousands)	Net sales EUR	Long-lived assets EUR

2014
Japan	477,110	3,695
Korea	1,624,059	16,684
Singapore	132,593	879
Taiwan	1,124,883	60,241
Rest of Asia	405,576	3,807
Netherlands	1,334	1,124,632
Rest of Europe	196,332	1,322
United States	1,894,390	236,263

Total	5,856,277	1,447,523

2013
Japan	201,664	3,340
Korea	1,286,509	16,155
Singapore	139,313	1,109
Taiwan	2,221,426	48,427
Rest of Asia	478,234	3,742
Netherlands	11,525	969,192
Rest of Europe	187,030	2,600
United States	719,625	173,275

Total	5,245,326	1,217,840

2012
Japan	292,309	19,585
Korea	1,276,304	17,664
Singapore	98,554	968
Taiwan	1,479,768	50,372
Rest of Asia	197,262	2,073
Netherlands	-	869,736
Rest of Europe	256,192	1,571
United States	1,131,166	67,954

Total	4,731,555	1,029,923

In 2014, net sales to the largest customer accounted for EUR 1,532.1 million, or 26.2 percent, of net sales (2013: EUR 2,058.6 million, or 39.2 percent, of net sales; 2012: EUR 1,236.1 million, or 26.1 percent, of net sales). Our three largest customers (based on net sales) accounted for EUR 643.2 million, or 49.3 percent, of accounts receivable and finance receivables at December 31, 2014, compared with EUR 861.4 million, or 73.3 percent, at December 31, 2013.

Substantially all of our sales were export sales in 2014, 2013 and 2012.